Interim Condensed Consolidated Statements of Changes In Shareholders' Equity ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive gain/(loss) CNY (¥)	Accumulated deficit CNY (¥)
Beginning Balance at Dec. 31, 2020	¥ (587,873)		¥ 68	¥ 0	¥ (23,912)	¥ (564,029)
Beginning Balance (Shares) at Dec. 31, 2020 | shares			99,044,776
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(193,884)					(193,884)
Accretions of convertible redeemable preferred shares to redemption value	(1,989)					(1,989)
Share-based compensation	26,874			26,874
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO") (Shares) | shares			173,771,220
Conversion of preferred shares to ordinary shares upon the completion of initial public offering ("IPO")	1,409,525		¥ 113	1,409,412
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost (Shares) | shares			63,250,000
Issuance of ordinary shares upon IPO and over-allotment, net of issuance cost	1,431,357		¥ 41	1,431,316
Foreign currency translation adjustment	(11,138)				(11,138)
Ending Balance at Jun. 30, 2021	2,072,872		¥ 222	2,867,602	(35,050)	(759,902)
Ending Balance (Shares) at Jun. 30, 2021 | shares			336,065,996
Beginning Balance at Dec. 31, 2021	1,827,371		¥ 223	2,902,856	(57,936)	(1,017,772)
Beginning Balance (Shares) at Dec. 31, 2021 | shares			337,969,926
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net loss	(304,888)	$ (45,518)				(304,888)
Accretions of convertible redeemable preferred shares to redemption value	0	$ 0
Share-based compensation	¥ 15,598			15,598
Exercise of options and restricted share units (Shares) | shares	66,945	66,945	400,698
Exercise of options and restricted share units	¥ 131	$ 20	¥ 0	131
Foreign currency translation adjustment	75,591	11,285			75,591
Ending Balance at Jun. 30, 2022	¥ 1,613,803	$ 240,934	¥ 223	¥ 2,918,585	¥ 17,655	¥ (1,322,660)
Ending Balance (Shares) at Jun. 30, 2022 | shares			338,370,624